As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of Registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The Olstein Financial Alert Fund
Schedule of Investments
September 30, 2004 (Unaudited)
	Shares or
	Principal
COMMON STOCKS - 95.8%	Amount	Value
Aerospace & Defense - 1.2%
General Dynamics Corp.	234,500	$23,942,450

Air Freight & Logistics - 1.2%
Pacer International, Inc. (a)	1,396,320	22,899,648

Capital Markets - 4.1%
Janus Capital Group, Inc.	1,955,300	26,611,633
Merrill Lynch & Co., Inc.	523,700	26,038,364
Morgan Stanley	382,800	18,872,040
Waddell & Reed Financial, Inc. - Class A	304,400	6,696,800
		78,218,837
Chemicals - 2.4%
Cambrex Corp.	938,700	20,604,465
Wellman, Inc. (b)	3,075,000	26,076,000
		46,680,465
Commercial Banks - 2.9%
Bank of America Corp.	485,200	21,023,716
Comerica, Inc.	255,300	15,152,055
KeyCorp	615,800	19,459,280
		55,635,051
Commercial Services & Supplies - 2.6%
John H. Harland Co.	855,900	26,832,465
The ServiceMaster Co.	1,752,500	22,537,150
		49,369,615
Communications Equipment - 3.6%
3Com Corp. (a)	6,921,500	29,208,730
CommScope, Inc. (a)	1,396,100	30,155,760
Lucent Technologies, Inc. (a)	3,073,600	9,743,312
		69,107,802
Computers & Peripherals - 2.8%
Adaptec, Inc. (a)	3,337,800	25,367,280
UNOVA, Inc. (a)	2,051,200	28,819,360
		54,186,640
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. N.V. (c)	563,100	16,887,369

Containers & Packaging - 1.4%
Bemis Company, Inc.	674,600	17,930,868
Sonoco Products Co.	350,700	9,272,508
		27,203,376
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	613,300	20,999,392

Electronic Equipment & Instruments - 1.6%
AVX Corp.	1,676,500	19,866,525
Technitrol, Inc. (a)	548,300	10,691,850
		30,558,375
Energy Equipment & Services - 1.1%
Newpark Resources, Inc. (a)	2,142,500	12,855,000
Tidewater, Inc.	275,600	8,970,780
		21,825,780
Food Products - 1.9%
Del Monte Foods Co. (a)	3,451,000	36,200,990

Health Care Equipment & Supplies - 3.1%
Baxter International, Inc. (d)	1,026,100	32,999,376
C.R. Bard, Inc.	203,500	11,524,205
Cytyc Corp. (a)	333,500	8,054,025
PerkinElmer, Inc.	426,500	7,344,330
		59,921,936
Health Care Providers & Services - 0.7%
Laboratory Corp. of America Holdings (a)	300,000	13,116,000

Hotels Restaurants & Leisure - 7.4%
Boyd Gaming Corp.	361,750	10,183,263
Darden Restaurants, Inc.	736,000	17,163,520
McDonald's Corp. (d)	1,402,650	39,316,279
Scientific Games Corp. - Class A (a)	1,974,050	37,704,355
Wendy's International, Inc.	471,300	15,835,680
WMS Industries, Inc. (a)	864,600	22,211,574
		142,414,671
Household Durables - 5.4%
American Greetings Corp. - Class A	1,548,700	38,903,344
Furniture Brands International, Inc.	320,700	8,043,156
Tupperware Corp.	1,736,000	29,477,280
Universal Electronics, Inc. (a)(b)	1,039,800	17,447,844
Whirlpool Corp.	148,600	8,929,374
		102,800,998
Household Products - 1.2%
Kimberly-Clark Corp.	344,550	22,254,485

Industrial Conglomerates - 2.9%
Tyco International Ltd. (c)(d)	1,819,900	55,798,134

Insurance - 3.9%
The Chubb Corp. (d)	420,300	29,538,684
Everest Re Group Ltd. (c)	272,600	20,262,358
Marsh & McLennan Companies, Inc.	541,600	24,783,616
		74,584,658
Internet Software & Services - 0.6%
SonicWALL, Inc. (a)	1,777,600	12,016,576

IT Services - 1.4%
First Data Corp.	597,832	26,005,692

Leisure Equipment & Products - 4.9%
Hasbro, Inc.	1,858,800	34,945,440
Leapfrog Enterprises, Inc. (a)	1,421,000	28,775,250
Mattel, Inc.	1,639,100	29,716,883
		93,437,573
Machinery - 2.8%
Cummins, Inc.	135,000	9,975,150
The Manitowoc Company, Inc. (d)	883,700	31,336,002
Pall Corp.	548,200	13,419,936
		54,731,088
Media - 10.6%
Gray Television, Inc. (b)	2,470,600	29,400,140
The Interpublic Group of Companies, Inc. (a)	4,151,100	43,960,149
Journal Register Co. (a)	1,057,100	19,979,190
Knight-Ridder, Inc.	384,800	25,185,160
Tribune Co.	797,800	32,829,470
Viacom, Inc. - Class A	810,100	27,543,400
The Walt Disney Co. (a)	1,073,100	24,198,405
		203,095,914
Multiline Retail - 0.8%
J. C. Penney Company, Inc.	421,000	14,852,880

Oil & Gas - 1.6%
The Williams Companies, Inc.	2,615,000	31,641,500

Pharmaceuticals - 3.2%
Johnson & Johnson	298,500	16,814,505
Pfizer, Inc.	618,600	18,929,160
Watson Pharmaceuticals, Inc. (a)	880,700	25,945,422
		61,689,087
Road & Rail - 0.8%
Yellow Roadway Corp. (a)	319,560	14,984,168

Semiconductor & Semiconductor Equipment - 4.2%
Atmel Corp. (a)	7,103,443	25,714,464
Fairchild Semiconductor International, Inc. (a)	3,872,600	54,874,742
		80,589,206
Specialty Retail - 8.1%
Jo-Ann Stores, Inc. (a)	714,100	20,023,364
Office Depot, Inc. (a)	981,000	14,744,430
Payless ShoeSource, Inc. (a)	2,849,900	28,869,487
Pier 1 Imports, Inc.	1,686,600	30,493,728
RadioShack Corp.	757,600	21,697,664
Ross Stores, Inc.	679,600	15,929,824
Weight Watchers International, Inc. (a)	596,700	23,163,894
		154,922,391
Textiles, Apparel & Luxury Goods - 3.4%
K-Swiss, Inc. - Class A	151,100	2,908,675
Liz Claiborne, Inc.	581,200	21,922,864
Oshkosh B'Gosh, Inc. - Class A (b)	785,800	15,873,160
Tommy Hilfiger Corp. (a)(c)	2,536,500	25,035,255
		65,739,954

TOTAL COMMON STOCKS (Cost $1,618,449,424)		1,838,312,701

SHORT-TERM INVESTMENTS - 3.5%
Federal Home Loan Bank:
1.00% due 10/01/2004	$21,920,000	21,920,000
1.25% due 10/04/2004	10,114,000	10,112,652
1.00% due 10/05/2004	20,173,000	20,169,547
1.20% due 10/06/2004	15,000,000	14,996,708

First American Prime Obligations Fund
1.3684% due 12/31/2031	1,000,413	1,000,413

TOTAL SHORT-TERM INVESTMENTS		68,199,320
(Cost $68,199,320)

TOTAL INVESTMENTS - 99.3%		1,906,512,021
(Cost $1,686,648,744) - 99.3%

SECURITIES SOLD SHORT - (1.3%)		(25,071,860)
(Proceeds $22,705,424)

Other Assets in Excess of Liabilities - 2.0%		35,996,427

NET ASSETS - 100.0%		$1,917,436,588

(a) Non-income producing security.
(b) Affiliated company; the Fund owns 5% or more of the
outstanding voting securities of the issuer.
(c) Dollar-denominated foreign security.
(d) All or a portion of the securities have been committed as collateral for open short positions.

Schedule of Securities Sold Short
Food Products
American Italian Pasta Co. - Class A	125,200	$3,273,980

IT Services
Computer Sciences Corp. (a)	462,800	21,797,880

TOTAL SECURITIES SOLD SHORT		$25,071,860
(Proceeds $22,705,424)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert A. Olstein
Robert A. Olstein, President

Date November 29, 2004

By (Signature and Title)* /s/ Michael Luper
Michael Luper, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.

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